Related undertakings - Summary of Full list of Related Parties - Japan to United Kingdom (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020 £ / shares
United Kingdom [member] | Bradfield Brett Holdings Ltd [member] | Seven point five preferred income shares [member]
Disclosure of transactions between related parties [line items]
Dividend per share	£ 7.5